Property, plant and equipment	12 Months Ended
Dec. 31, 2025
Property, plant and equipment [abstract]
Property, plant and equipment	Property, plant and equipment
Accounting policies
Property, plant and equipment
Property, plant and equipment is measured at cost, less accumulated depreciation and impairment. The initial cost of an asset comprises its purchase price or construction cost, any costs directly attributable to bringing the asset into operation, the initial estimate of an asset retirement obligation, exploration costs transferred from intangible assets and, for qualifying assets, borrowing costs. Contingent consideration included in the acquisition of an asset or group of similar assets is initially measured at its fair value, with later changes in fair value other than due to the passage of time reflected in the book value of the asset or group of assets, unless the asset is impaired. Property, plant and equipment include costs relating to expenditures incurred under the terms of production sharing agreements (PSAs)
in certain countries, and which qualify for recognition as assets of Equinor. State- owned entities in the respective countries, however, normally hold the legal title to such PSA-based property, plant and equipment.
Expenditure on major maintenance refits or repairs comprises the cost of replacement assets or parts of assets, inspection costs and overhaul costs. Inspection and overhaul costs, associated with regularly scheduled major maintenance programmes planned and carried out at recurring intervals exceeding one year, are capitalised and amortised over the period to the next scheduled inspection and overhaul. All other maintenance costs are expensed as incurred.
Capitalised exploration and evaluation expenditures, development expenditure on the construction, installation or completion of infrastructure facilities such as platforms, pipelines and the drilling of production wells, and field-
dedicated transport systems for oil and gas are capitalised as Producing oil and gas properties within Property, plant and equipment. Such capitalised costs, when designed for significantly larger volumes than the reserves from already developed and producing wells, are depreciated using the unit of production method (UoP) based on proved reserves expected to be recovered from the area during the concession or contract period. Depreciation of production wells uses the UoP method based on proved developed reserves, and capitalised acquisition costs of proved properties are depreciated using the UoP method based on total proved reserves. In the rare circumstances where the use of proved reserves fails to provide an appropriate basis reflecting the pattern in which the asset’s future economic benefits are expected to be consumed, a more appropriate reserve estimate is used. Depreciation of other assets and transport systems used by several fields is calculated on the basis of their estimated useful lives, normally using the straight-line method. Each part of an item of property, plant and equipment with a cost that is significant in relation to the total cost of the item is depreciated separately. For exploration and production assets,
Equinor has established separate depreciation categories which as a minimum distinguish between platforms, pipelines and wells.
The estimated useful lives of property, plant and
equipment are reviewed on an annual basis, and
changes in useful lives are accounted for prospectively.
An item of property, plant and equipment is
derecognised upon disposal. Any gain or loss arising on
derecognition of the asset is included in Other income
or Operating expenses, respectively, in the period the
item is derecognised.
Monetary or non-monetary grants from governments,
when related to property, plant and equipment and
considered reasonably certain, are recognised in the
Consolidated balance sheet as a deduction to the
carrying value of the asset and subsequently
recognised in the Consolidated statement of income
over the life of the depreciable asset as a reduced
depreciation expense.
Research and development
Equinor undertakes research and development both on
a funded basis for licence holders and on an unfunded
basis for projects at its own risk, developing innovative
technologies to create opportunities and enhance the
value of current and future assets. Expenses relate both
to in-house resources and the use of
suppliers.Equinor's own share of the licence holders'
funding and the total costs of the unfunded projects are
considered for capitalisation under the applicable IFRS
Accounting Standard requirements. Subsequent to
initial recognition, any capitalised development costs
are accounted for in the same manner as Property,
plant and equipment. Costs not qualifying for
capitalisation are expensed as incurred, see note 9
Auditor’s remuneration and Research and development
expenditures for more details.
Estimation uncertainty regarding determining oil and gas
reserves
Reserves quantities are, by definition, discovered,
remaining, recoverable and economic. Recoverable oil
and gas quantities are always uncertain. Estimating
reserves is complex and based on a high degree of
professional judgement involving geological and
engineering assessments of in-place hydrocarbon
volumes, the production, historical recovery and
processing yield factors and installed plant operating
capacity. The reliability of these estimates depends on
both the quality and availability of the technical and
economic data and the efficiency of extracting and
processing the hydrocarbons.
Estimation uncertainty; Proved oil and gas reserves
Proved oil and gas reserves may impact the carrying
amounts of oil and gas producing assets, as changes in
the proved reserves, will impact the unit of production
rates used for depreciation and amortisation. Proved oil
and gas reserves are those quantities of oil and gas,
which, by analysis of geoscience and engineering data,
can be estimated with reasonable certainty to be
economically producible from a given date forward, from
known reservoirs, and under existing economic
conditions, operating methods, and government
regulations. Unless evidence indicates that renewal is
reasonably certain, estimates of proved reserves only
reflect the period before the contracts providing the right
to operate expire. For future development projects,
proved reserves estimates are included only where
there is a significant commitment to project funding and
execution and when relevant governmental and
regulatory approvals have been secured or are
reasonably certain to be secured.
Proved reserves are divided into proved developed and
proved undeveloped reserves. Proved developed
reserves are to be recovered through existing wells with
existing equipment and operating methods, or where
the cost of the required equipment is relatively minor
compared to the cost of a new well. Proved
undeveloped reserves are to be recovered from new
wells on undrilled acreage, or from existing wells where
a relatively major capital expenditure is required.
Undrilled well locations can be classified as having
proved undeveloped reserves if a development plan is
in place indicating that they are scheduled to be drilled
within five years unless specific circumstances justify a
longer time horizon. Specific circumstances are for
instance fields which have large up-front investments in
offshore infrastructure, such as many fields on the NCS,
where drilling of wells is scheduled to continue for much
longer than five years. For unconventional reservoirs
where continued drilling of new wells is a major part of
the investments, such as the US onshore assets, the
proved reserves are always limited to proved well
locations scheduled to be drilled within five years.
Proved oil and gas reserves have been estimated by
internal qualified professionals based on industry
standards and are governed by the oil and gas rules
and disclosure requirements in the U.S. Securities and
Exchange Commission (SEC) regulations S-K and S-X,
and the Financial Accounting Standards Board (FASB)
requirements for supplemental oil and gas disclosures.
The estimates have been based on a 12-month average
product price and on existing economic conditions and
operating methods as required, and recovery of the
estimated quantities have a high degree of certainty (at
least a 90%
probability). An independent third party has evaluated
Equinor's proved reserves estimates, and the results of
this evaluation do not differ materially from Equinor's
estimates.
Estimation uncertainty; Expected oil and gas reserves
Changes in the expected oil and gas reserves may
materially impact the amounts of asset retirement
obligations, as a consequence of timing of the removal
activities. It will also impact value-in-use calculations for oil and gas assets, possibly affecting impairment testing
and the recognition of deferred tax assets. Expected oil
and gas reserves are the estimated remaining,
commercially recoverable quantities, based on Equinor's
judgement of future economic conditions, from projects
in operation or decided for development. As per
Equinor’s internal guidelines, expected reserves are
defined as the ‘forward looking mean reserves’ when
based on a stochastic prediction approach. In some
cases, a deterministic prediction method is used, in
which case the expected reserves are the deterministic
base case or best estimate. Expected reserves are
therefore typically larger than proved reserves as
defined by the SEC, which are high confidence
estimates with at least a 90% probability of recovery
when a probabilistic approach is used. Expected oil and
gas reserves have been estimated by internal qualified
professionals based on industry standards and classified
in accordance with the Norwegian resource
classification system issued by the Norwegian Offshore
Directorate.

(in USD million)	Machinery, equipment and transportation equipment	Production plants and oil and gas assets	Refining and manufacturing plants	Buildings and land	Assets under development	Right of use assets4)	Total

Cost at 1 January 2025	1,446	154,917	7,486	660	17,354	7,514	189,377

Additions through business acquisition7)	—	610	195	—	—	—	805
Additions and transfers6)	74	15,212	548	34	(3,351)	1,023	13,540
Changes in asset retirement obligations	—	1,243	—	—	153	—	1,397
Disposals at cost	(1)	(5,870)	—	(14)	(16)	(914)	(6,815)
Assets reclassified to held for sale7)	—	(2,744)	—	—	—	4	(2,739)
Foreign currency translation effects	60	12,025	632	26	728	215	13,685

Cost at 31 December 2025	1,578	175,393	8,860	707	14,869	7,843	209,249

Accumulated depreciation and impairment at 1 January 2025	(1,175)	(121,661)	(6,470)	(349)	(76)	(4,087)	(133,817)
Depreciation	(53)	(8,361)	(253)	(28)	—	(1,118)	(9,813)
Impairment5)	—	(362)	—	(17)	(428)	(220)	(1,027)
Reversal of impairment5)	2	—	278	—	18	—	299
Transfers6)	(1)	(7)	—	(1)	—	(134)	(143)
Accumulated depreciation and impairment on disposed assets	1	3,885	—	14	—	911	4,811
Accumulated depreciation and impairment on assets classified as held for sale7)	1	1,749	—	—	—	(4)	1,745
Foreign currency translation effects	(32)	(9,408)	(491)	(11)	(10)	(112)	(10,063)

Accumulated depreciation and impairment at 31 December 2025	(1,258)	(134,165)	(6,935)	(391)	(495)	(4,764)	(148,008)

Carrying amount at 31 December 2025	320	41,227	1,925	315	14,374	3,079	61,241

Estimated useful lives (years)	3 - 20	UoP1)	15 - 30	10 - 33²⁾		1 - 33³⁾

(in USD million)	Machinery, equipment and transportation equipment	Production plants and oil and gas assets	Refining and manufacturing plants	Buildings and land	Assets under development	Right of use assets	Total

Cost at 1 January 2024	1,438	170,911	8,105	591	14,097	7,050	202,191

Additions through business acquisition7)	—	2,062	—	—	157	—	2,219
Additions and transfers6)	79	5,817	55	99	5,866	1,239	13,155
Changes in asset retirement obligations	—	(183)	—	—	110	—	(73)
Disposals at cost	(30)	(6,538)	(88)	(5)	(188)	(537)	(7,385)
Assets reclassified to held for sale7)	(1)	(6,679)	—	(8)	(1,831)	(66)	(8,585)
Foreign currency translation effects	(40)	(10,473)	(585)	(17)	(857)	(172)	(12,145)

Cost at 31 December 2024	1,446	154,917	7,486	660	17,354	7,514	189,377

Accumulated depreciation and impairment at 1 January 2024	(1,188)	(131,325)	(6,780)	(337)	(117)	(3,623)	(143,369)
Depreciation	(48)	(8,272)	(202)	(29)	—	(1,105)	(9,656)
Impairment5)	—	(64)	—	—	—	(7)	(71)
Reversal of impairment5)	2	158	7	—	25	—	191
Transfers6)	—	(2)	—	—	2	—	—
Accumulated depreciation and impairment on disposed assets	29	5,154	70	3	3	544	5,804
Accumulated depreciation and impairment on assets classified as held for sale7)	—	4,318	—	4	—	23	4,346
Foreign currency translation effects	30	8,372	435	9	10	82	8,939

Accumulated depreciation and impairment at 31 December 2024	(1,175)	(121,661)	(6,470)	(349)	(76)	(4,087)	(133,817)

Carrying amount at 31 December 2024	271	33,255	1,016	312	17,278	3,428	55,560

Estimated useful lives (years)	3 - 20	UoP1)	15 - 30	10 - 33²⁾		1 - 20³⁾

1) Depreciation according to unit of production method.
2) Land is not depreciated. Buildings include leasehold improvements.
3) For depreciation method, see note 25 Leases.
4) Right of use assets at 31 December 2025 mainly consist of Land and buildings USD 1,083 million, Vessels USD 1,170 million and Drilling rigs USD 458 million.
5) See note 14 Impairments.
6) The carrying amount of assets transferred to Property plant and equipment from Intangible assets in 2025 and 2024 amounted to USD 230 million and USD 240 million, respectively.
7) For additions through business acquisition and assets reclassified to held for sale, see note 6 Acquisitions and disposals.